Income Tax (Tables)	12 Months Ended
Jun. 30, 2014
Income Tax [Abstract]
Schedule of income tax expense
INCOME TAX EXPENSE	For the years ended		For the years ended		For the years ended
	June 30,		June 30,		June 30,
	2014	2013	2014	2013	2014	2013
	Australia		United States		Total
Income tax expense - current	$-	$-	$-	$-	$-	$-
Income tax expense - deferred	327,539	305,246	-	-	$327,539	$305,246
Total	$327,539	$305,246	$-	$-	$327,539	$305,246

Components of income before income tax
COMPONENTS OF INCOME BEFORE INCOME TAX	For the years ended		For the years ended		For the years ended
	June 30,		June 30,		June 30,
	2014	2013	2014	2013	2014	2013
	Australia		United States		Total
(Loss) income from continuing operations	$623,336	$567,998	$(861,245)	$-	$(237,909)	$567,998
Net loss from discontinued operations	-	-	(301,280)	-	(301,280)	-
(Loss) income before Income tax	$623,336	$567,998	$(1,162,525)	$-	$(539,189)	$567,998

Income tax	$327,539	$305,246	$-	$-	$327,539	$305,246
Effective tax rate	53%	54%	-%	-%	(61)%	54%

Schedule of income tax rate reconciliation

INCOME TAX RATE RECONCILIATION

	For the years ended		For the years ended		For the years ended
	June 30,		June 30,		June 30,
	2014	2013	2014	2013	2014	2013
	Australia		United States		Total
US statutory rates	34%	34%	34%	-%	34%	34%
Tax rate difference	(4)%	(4)%	-%	-%	(4)%	(4)%
Research and development grant income	(30)%	(28)%	-%	-%	34%	(28)%
Research and development grant eligible expenditure	28%	24%	-%	-%	(31)%	25%
Research and development grant eligible amortization	25%	27%	-%	-%	(29)%	27%
USA losses	-%	-%	(34)%	-%	(65)%	-%
Tax expenses at actual rate	53%	54%	-%	-%	(61)%	54%

Summary of components of deferred tax expense
COMPONENTS OF DEFERRED TAX EXPENSE	For the years ended		For the years ended		For the years ended
	June 30,		June 30,		June 30,
	2014	2013	2014	2013	2014	2013
	Australia		United States		Total
Tax losses carried forward	$331,073	$348,179	$-	$-	$331,073	$348,179
Doubtful debts reserve	14,939	(18,827)	-	-	14,939	(18,827)
Accruals	(18,473)	(24,106)	-	-	(18,473)	(24,106)
	$327,539	$305,246	$-	$-	$327,539	$305,246

Summary of components of deferred tax asset
COMPONENTS OF DEFERRED TAX ASSET	June 30,		June 30,		June 30,
	2014	2013	2014	2013	2014	2013
	Australia		United States		Total
Tax losses carried forward	$1,303,475	$1,592,888	$-	$-	$1,303,475	$1,592,888
Doubtful debts reserve	211,021	219,442	-	-	211,021	219,442
Accruals	56,991	36,891	-	-	56,991	36,891
	$1,571,487	$1,849,221	$-	$-	$1,571,487	$1,849,221

Deferred tax assets - current	$282,600	$718,767	$-	$-	$282,600	$718,767
Deferred tax assets - non current	1,288,887	1,130,454	-	-	1,288,887	1,130,454
	$1,571,487	$1,849,221	$-	$-	$1,571,487	$1,849,221